Investments	12 Months Ended
Dec. 31, 2012
Investments
2.	Investments

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale securities included in short-term investments and investments by major security type at December 31, 2012 and 2011 were as follows:

	December 31, 2012
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	¥30	¥—	¥—	¥30

Noncurrent:
Government bonds	¥181	¥—	¥—	¥181
Corporate bonds	590	—	30	560
Fund trusts	1,192	43	1	1,234
Equity securities	14,866	7,033	564	21,335

	¥16,829	¥7,076	¥595	¥23,310

	December 31, 2011
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	¥20	¥—	¥—	¥20

Noncurrent:
Government bonds	¥172	¥—	¥22	¥150
Corporate bonds	569	73	84	558
Fund trusts	1,867	2	43	1,826
Equity securities	15,911	3,200	1,387	17,724

	¥18,519	¥3,275	¥1,536	¥20,258

Maturities of available-for-sale debt securities and fund trusts included in short-term investments and investments in the accompanying consolidated balance sheets were as follows at December 31, 2012:

	Cost	Fair value
	(Millions of yen)
Due within one year	¥30	¥30
Due after one year through five years	953	990
Due after five years through ten years	1,010	985

	¥1,993	¥2,005

Gross realized gains were ¥238 million, ¥204 million and ¥641 million for the years ended December 31, 2012, 2011 and 2010, respectively. Gross realized losses, including write-downs for impairments that were other-than-temporary, were ¥1,545 million, ¥4,281 million and ¥1,961 million for the years ended December 31, 2012, 2011 and 2010, respectively.

At December 31, 2012, substantially all of the available-for-sale securities with unrealized losses had been in a continuous unrealized loss position for less than twelve months.

Time deposits with original maturities of more than three months are ¥28,292 million and ¥125,497 million at December 31, 2012 and 2011, respectively, and are included in short-term investments in the accompanying consolidated balance sheets.

Aggregate cost of non-marketable equity securities accounted for under the cost method totaled ¥14,808 million and ¥14,583 million at December 31, 2012 and 2011, respectively. These investments were not evaluated for impairment at December 31, 2012 and 2011, respectively, because (a) Canon did not estimate the fair value of those investments as it was not practicable to estimate the fair value of the investments and (b) Canon did not identify any events or changes in circumstances that might have had significant adverse effects on the fair value of those investments.

Investments in affiliated companies accounted for by the equity method amounted to ¥17,345 million and ¥15,776 million at December 31, 2012 and 2011, respectively. Canon’s share of the net earnings (losses) in affiliated companies accounted for by the equity method, included in other income (deductions), were earnings of ¥610 million, losses of ¥7,368 million and earnings of ¥10,471 million for the years ended December 31, 2012, 2011 and 2010, respectively.